8. STOCK WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Stock Warrants
Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	3,963,659	1.2	3,963,659
0.40	3,400,275	0.9	3,400,275
0.50	100,000	3.8	100,000
0.60	50,000	3.9	50,000
0.83	100,000	4.7	100,000
0.90	175,000	4.6	175,000
1.00	2,310,669	4.7	2,310,669
1.06	146,200	2.7	146,200
3.00	407,475	2.5	407,475
	10,653,278	1.84	10,653,278

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	3,963,659	1.6	3,963,659
0.40	3,415,275	1.3	3,415,275
0.50	100,000	4.2	100,000
0.60	50,000	4.4	50,000
0.90	175,000	4.6	175,000
1.00	761,000	2.0	761,000
1.06	146,200	3.0	146,200
3.00	407,475	2.8	407,475
	9,018,609	1.70	9,018,609

Strock warrant activity
			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at December 31, 2015	9,018,609	$0 .42	2.26
Grants	1,649,669	$0.99	4.95
Exercised	(15,000)	$0.4	0.96
Canceled	—	—	—
Outstanding at March 31, 2016	10,653,278	$0.503	1.84
Exercisable at March 31, 2016	10,653,278	$0.503	1.84

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at January 1, 2014	0	$-	-
Grants	9,324,000	$0.26	5.0
Exercised	-	-	-
Canceled	-	-	-
Outstanding at December 31, 2014	9,324,000	$0.26	4.26
Grants	2,220,950	0.11	5.0
Exercised	(2,526,341)	0.25	1.3
Canceled	-	-	-
Outstanding at December 31, 2015	9,018,609	$0.42	2.26

Exercisable at December 31, 2015	9,018,609	$0.42	2.26